SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
IFRS 8, Operating Segments, requires operating segments to be determined based on information that is regularly reviewed by the Executive Management and the Board of Directors for the purpose of allocating resources to the segment and to assess its performance. The Chief Operating Decision Maker (“CODM”) uses Funds from Operations (“FFO”) in assessing performance and in making resource allocation decisions, which enable the determination of return on the equity deployed. We define FFO as net income excluding the impact of certain non-cash items including depreciation and amortization, deferred income taxes, mark-to-market gains (losses) and other income (expenses) that are not related to normal revenue earning activities or that are not normal, recurring cash operating expenses necessary for business operations. FFO is not adjusted for the income (loss) earned by data center developers which is generated through the development, commercialization, and sale of completed sites.
FFO also includes balances attributable to the partnership generated by investments in associates and joint ventures accounted for using the equity method and excludes amounts attributable to non-controlling interests based on the economic interests held by non-controlling interests in consolidated subsidiaries.

FOR THE YEAR ENDED DECEMBER 31, 2025 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$2,838	$2,351	$1,691	$1,129	$—	$8,009	$(1,838)	$16,929	$23,100
Costs attributed to revenues(3)	(1,510)	(788)	(675)	(343)	—	(3,316)	506	(10,042)	(12,852)
General and administrative costs	—	—	—	—	(426)	(426)	—	—	(426)
Other (expense) income	(118)	(35)	(16)	24	214	69	(15)	(398)	(344)
Interest expense	(424)	(384)	(332)	(308)	(261)	(1,709)	377	(2,536)	(3,868)
FFO	786	1,144	668	502	(473)	2,627
Depreciation and amortization						(1,736)	470	(2,758)	(4,024)
Deferred taxes						67	(55)	144	156
Mark-to-market on hedging items and other						133	(43)	73	163
Share of earnings from associates						—	598	29	627
Net income attributable to non-controlling interest						—	—	(1,441)	(1,441)
Net income attributable to partnership(4)						$1,091	$—	$—	$1,091

FOR THE YEAR ENDED DECEMBER 31, 2024 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$2,667	$2,505	$1,667	$903	$—	$7,742	$(1,973)	$15,270	$21,039
Costs attributed to revenues(3)	(1,415)	(859)	(693)	(306)	—	(3,273)	580	(9,339)	(12,032)
General and administrative costs	—	—	—	—	(405)	(405)	—	—	(405)
Other (expense) income	(118)	(23)	(5)	2	198	54	59	(351)	(238)
Interest expense	(374)	(399)	(344)	(266)	(267)	(1,650)	393	(2,130)	(3,387)
FFO	760	1,224	625	333	(474)	2,468
Depreciation and amortization						(1,681)	468	(2,431)	(3,644)
Deferred taxes						57	(22)	289	324
Mark-to-market on hedging items and other						(453)	56	(16)	(413)
Share of earnings from associates						—	439	—	439
Net income attributable to non-controlling interest						—	—	(1,292)	(1,292)
Net income attributable to partnership(4)						$391	$—	$—	$391

FOR THE YEAR ENDED DECEMBER 31, 2023 US$ MILLIONS	Total attributable to Brookfield Infrastructure						Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)

	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$2,655	$2,065	$1,736	$668	$—	$7,124	$(2,125)	$12,932	$17,931
Costs attributed to revenues(3)	(1,328)	(830)	(741)	(221)	—	(3,120)	783	(8,394)	(10,731)
General and administrative costs	—	—	—	—	(413)	(413)	—	—	(413)
Other (expense) income	(115)	(11)	(23)	—	186	37	47	(336)	(252)
Interest expense	(333)	(336)	(288)	(172)	(211)	(1,340)	372	(1,533)	(2,501)
FFO	879	888	684	275	(438)	2,288
Depreciation and amortization						(1,429)	477	(1,787)	(2,739)
Deferred taxes						(30)	(18)	43	(5)
Mark-to-market on hedging items and other						(397)	5	91	(301)
Share of earnings from associates						—	459	—	459
Net income attributable to non-controlling interest						—	—	(1,016)	(1,016)
Net income attributable to partnership(4)						$432	$—	$—	$432

(1)The above table reconciles Brookfield Infrastructure’s share of results to our partnership’s Consolidated Statements of Operating Results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.
(2)Revenues on a consolidated basis were $9,061 million (2024: $8,295 million, 2023: $7,862 million) from our utilities segment, $4,595 million (2024: $4,969 million, 2023: $3,897 million) from our transport segment, $5,049 million (2024: $4,352 million, 2023: $4,205 million) from our midstream segment and $4,395 million (2024: $3,423 million, 2023: $1,967 million) from our data segment.
(3)Costs attributed to revenues exclude depreciation and amortization expense. Refer to Note 24, Direct Operating Costs, for further details.
(4)Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC exchangeable LP units and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.
Segment assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
AS AT DECEMBER 31, 2025 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Brookfield Infrastructure
Total assets	$9,900	$11,582	$10,275	$13,622	$(3,174)	$42,205	$(10,104)	$84,434	$11,615	$128,150

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
AS AT DECEMBER 31, 2024 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Brookfield Infrastructure
Total assets	$8,911	$11,720	$9,658	$9,358	$(2,731)	$36,916	$(7,534)	$66,461	$8,747	$104,590

(1)The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented based on our partnership’s share of total assets, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment, respectively. The above table reconciles Brookfield Infrastructure’s share of total assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.
Geographic Information
Revenues from external customers
Substantially all of our partnership’s revenues are recognized over time as services are rendered. The following table disaggregates revenues by geographical region:

US$ MILLIONS	2025	2024	2023
United States	$6,395	$5,098	$4,175
Canada	4,504	4,763	4,611
India	3,206	2,518	1,945
United Kingdom	2,544	2,417	2,194
Brazil	1,677	1,416	1,522
Colombia	1,275	1,153	996
France	667	749	442
Germany	461	312	185
Australia	453	543	678
Other	1,918	2,070	1,183
	$23,100	$21,039	$17,931
Brookfield Infrastructure’s customer base is comprised predominantly of investment grade companies. Our revenues are well diversified by region and counterparty. For the year ended December 31, 2025, no customer made up greater than 10% of our partnership’s consolidated revenues. For 2024 no customer made up greater than 10% of our partnership’s consolidated revenues and for 2023, no customer made up greater than 10% of our partnership’s consolidated revenues. Our partnership has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time.
Non-current assets

US$ MILLIONS	2025	2024
United States	$42,732	$22,106
Canada	24,199	21,519
United Kingdom	11,570	11,902
India	10,583	11,816
Brazil	5,717	5,216
France	3,523	5,017
Australia	2,828	3,258
Switzerland	2,144	1,897
Singapore	2,124	2,092
Colombia	1,381	1,175
Other	9,371	8,985
	$116,172	$94,983